COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Estimated Future Minimum Lease Payments

Estimated future minimum lease payments, utilizing current exchange rates at December 31, 2016, over the estimated lease terms are summarized below:

Years Ending December 31,
2017	$17,838
2018	16,413
2019	15,620
2020	14,977
2021	14,428
Thereafter	70,891

Total	$150,167

Other Commitments

As of December 31, 2016 the approximate obligation outstanding for handset purchases under this new purchase agreement, based on the exchange rate at that date, is set forth in the table below.

Year ending December 31,
2017	$56,717
2018	80,786
2019	48,350

Total	$185,853

The aggregate amounts of the aforementioned obligations to Huawei outstanding as of December 31, 2016, based on the exchange rate at that date, are as follows:

Years ending December 31,
2017	$5,517
2018	6,910
2019	6,910

Total	$19,337

Schedule of Operating Leases Purchase Commitments

As of December 31, 2016, the minimum purchase commitment with Telecel was as follows:

Years ending December 31,
2017	$6,749
2018	7,370
2019	1,577
2020	1,577
2021	1,577
Thereafter	15,770

Total	$34,620

As of December 31, 2016, the minimum purchase commitment with Claro was as follows:

Years ending December 31,
2017	$603
2018	914
2019	914
2020	914
2021	914
Thereafter	10,049

Total	$14,308